income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 113	$ 147	$ 243	$ 308
Revaluation of deferred income tax liability to reflect future income tax rates	(2)	(121)	(5)	(121)
Adjustments recognized in the current period for income taxes of prior periods	4	(2)	4	(2)
Other	2	7	14	3
Income taxes	$ 117	$ 31	$ 256	$ 188
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	26.20%	26.70%	26.30%	26.90%
Tax rate effect for revaluation of deferred income tax liability to reflect future income tax rates (as a percent)	(0.50%)	(22.00%)	(0.50%)	(10.60%)
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a percent)	0.90%	(0.30%)	0.40%	(0.20%)
Tax rate effect for other (as a percent)	0.50%	1.20%	1.50%	0.30%
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	27.10%	5.60%	27.70%	16.40%